EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	150,429,825	89,871,858
Weighted average remaining contractual (in yrs.)	8 years 2 months 12 days	8 years 4 months 24 days
Up to 0.49 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	120,593,415	58,488,372
Weighted average remaining contractual (in yrs.)	8 years 9 months 18 days	9 years 2 months 12 days
0.5- 0.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	16,147,110	17,175,120
Weighted average remaining contractual (in yrs.)	6 years 10 months 24 days	7 years 9 months 18 days
1.00-2.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	13,149,390	13,668,366
Weighted average remaining contractual (in yrs.)	4 years 8 months 12 days	5 years 6 months
2.01-3.4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	539,910	540,000
Weighted average remaining contractual (in yrs.)	3 years 2 months 12 days	4 years 2 months 12 days